Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Nature of Operations [Abstract]
Schedule of Consolidated VIE and Subsidiaries	The Company includes the following subsidiaries and the consolidated VIE and the subsidiaries of the VIE in the consolidated financial statements as if the current corporate structure (“restructuring” or “reorganization”) had been in existence throughout the periods presented (see “Reorganization under common control through VIE structure” below):
Name	Date of Organization	Place of Organization
Subsidiaries
Hongli Hong Kong Limited (“Hongli HK”)	March 5, 2021	Hong Kong SAR
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”)	April 8, 2021	People’s Republic of China(“PRC”)
VIE and Its Subsidiaries
Shandong Hongli Special Section Tube Co., Ltd., (“Hongli Shandong”)	September 13, 1999	PRC
Shandong Maituo Heavy Industry Co., Ltd. (“Maituo”) (1)	May 23, 2019	PRC
Shandong Haozhen Heavy Industry Co., Ltd. (“Haozhen Shandong”) (2)	September 18, 2020	PRC
(1)	Wholly owned subsidiary of Hongli Shandong
(2)	Haozhen Shandong is jointly established by Hongli Shandong and Sungda Tech Co., Ltd., a 30 % owner of Haozhen Shandong

Schedule of Consolidated Financial Information of the VIE and VIE’s Subsidiaries	The following consolidated financial information of the VIE and VIE’s subsidiaries as a whole as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021 were included in the accompanying consolidated financial statements of the Company. Transactions between VIE and VIE’s subsidiaries are eliminated in the financial information presented below:
	As of December 31,
	2023	2022
Assets
Current assets:
Cash and cash equivlants	$694,439	$2,085,033
Restricted cash	39,983	29,006
Accounts receivable	6,013,536	7,429,904
Notes receivable	236,654	302,775
Inventories, net	2,349,705	2,613,549
Due from parent company	966,533	-
Due from a related party	342,053	-
Prepaid expense and other current assets	1,059,275	1,604,134
Total current assets	11,702,178	14,064,401
Non-current assets
Property, plant and equipment, net	10,752,745	12,300,491
Prepayment for purchase of Yingxuan Assets	5,207,346	3,535,975
Intangible assets, net	4,659,569	4,961,881
Finance lease right-of-use assets, net	681,845	1,299,217
Deferred tax assets	10,273	-
Other non-current assets	-	2,174
Total Assets	$33,013,956	$36,164,139

Net Assets	$13,890,430	$13,474,693

Liabilities
Current liabilities
Short-term loans	$5,726,841	$6,015,975
Accounts payable	1,379,161	2,957,110
Security deposit received for sales of properties	-	1,449,633
Due to related parties	-	607,236
Income tax payable	33,778	136,544
Finance lease obiligation, current	45,300	315,780
Accrued expenses and other payables	477,987	955,676
Total current liabilities	7,663,067	12,437,954
Long-term loans	3,338,075	10,147,428
Loang-term loans - related party	8,122,384	-
Long-term payable	-	42,220
Finance lease obiligation, non-current	-	46,623
Deferred tax liability	-	15,221
Total Liabilities	$19,123,526	$22,689,446

Schedule of Consolidated Operating Information of the VIE and VIE’s Subsidiaries
	2023	2022	2021
Revenues, net	$15,997,954	$20,283,245	$21,713,138
Gross profit	$5,245,840	$7,008,493	$7,654,308
Income from operations	$1,101,095	$2,921,322	$3,935,411
Net income	$780,491	$2,932,363	$3,202,212